General information, details (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		29.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	23.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	38.00%
[MajorCustomerEMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%